Short-Term Investments - Short-Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 30,049
Unrealized Gains	10
Unrealized Losses
Fair Value	30,059
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	21,525
Unrealized Gains	10
Unrealized Losses
Fair Value	21,535
Treasury Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	8,524
Unrealized Gains
Unrealized Losses
Fair Value	$ 8,524